-------------------------------------------------------------------------------
[graphic]              ADVISOR CLASS SHARES                   February 27, 2004
-------------------------------------------------------------------------------

                                   SUPPLEMENT

                        TO THE APRIL 30, 2003 PROSPECTUS
-------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.                                                     [logo]
-------------------------------------------------------------------------------

On February 12, 2004, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Chicago Equity Partners ("Chicago Equity") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Enhanced Investments Technologies LLC ("INTECH") as the money manager of the Growth Fund, effective March 1, 2004. The appointment of INTECH will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and INTECH relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Chicago Equity. Specifically, duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to INTECH differ from those paid to Chicago Equity.

The Money Manager Agreement with Chicago Equity will remain in effect until close of business on February 27, 2004. Beginning March 1, 2004, INTECH will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. INTECH is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of INTECH as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 2, the following is added to the Summary - Principal Investment Strategies - Growth Fund following the Second full paragraph:

Effective March 1, 2004, Enhanced Investments Technologies LLC ("INTECH") will serve as the Fund's Money Manager. As the Fund's Money Manager, INTECH will seek to meet the Fund's investment objective by investing primarily in stocks from within the S&P 500/BARRA Growth Index. INTECH will attempt to exceed the performance of the S&P 500/BARRA Growth Index.

The Growth Fund pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from the universe of common stocks within its benchmark index. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Growth Fund's holdings. INTECH pursues its goal by identifying stocks with higher average volatility than the Growth Fund's benchmark index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

On page 14, the Annual Fund Operating Expense table and the Expense Example are restated as follows for the Growth Fund:

                                              Growth

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees (4)                            0.65%
Distribution and Service (12b-1) Fee            None
Other Expenses(5)                              0.27%
                                               -----
Total Annual Fund Operating Expenses           0.92%
-----------------

(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.

(5) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.


Expense Example: The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     One Year     Three Years    Five Years         10 Years


GROWTH               $94.00       $293.00        $509.00           $1,131.00

On page 31, the following is added to the Management, Organization and Capital Structure - Growth Fund following the fourth full paragraph in that section:

Effective March 1, 2004, INTECH will serve as the Fund's Money Manager.

Money Manager Enhanced Investments Technologies, LLC ("INTECH") 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410

No one person on the investment team is primarily responsible for implementing the investment strategies of the Growth Fund. The team of investment professionals at INTECH works together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires, and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

         INTECH earns a management fee calculated and paid quarterly that, for the first four complete calendar quarters of management by INTECH, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Growth Fund.

         INTECH earns a management fee calculated and paid quarterly. For the first four complete calendar quarters, INTECH receives a fund management fee at the annual rate of 0.20% applied to the average daily net assets of the Fund.

         Commencing with the fifth complete calendar quarter of management by INTECH, Accessor Funds will pay INTECH a "Performance Fee" based on the schedule below as applied to the average daily net assets of the Fund for the period for which the performance is being measured.

             Average Annualized
             Performance Differential                                 Annual
             vs. Benchmark Index                               Performance Fee
             -------------------------                        ----------------

            >=350 Basis Points                                47 Basis Points
            >= 250 basis points and
              < 350 basis points                              35 Basis Points
            >= 150 basis points and
              < 250 basis points                              25 Basis Points
            >=50 basis points and
               < 150 basis points                             15 Basis Points
            >= -100 basis points and
               < 50 basis points                              10 Basis Points
            < -100 basis points                                0 Basis Points

         From the fifth through the thirteenth complete calendar quarter of investment management, the Performance Fee will be paid based on the investment performance of the account for all complete calendar quarters, ending with the quarter just ended. From the fourteenth complete calendar quarter of investment management onwards, only the previous twelve complete calendar quarters will be used to calculate the performance differential, the Performance fee rate, and the average net assets to which those fees are applied.

         The Performance Fee rate will be based on the performance of the account less the performance of the S&P 500/BARRA Growth Index. The performance of the account will be growth in assets expressed as a percentage on a daily basis and linked together. The performance will add back shareholder redemptions and subtract shareholder purchases and will NOT include expenses beyond the control of the money manager including, but not limited to, custody fees, fund accounting fees and transfer agency fees, but WILL include expenses within the control of the money manager such as brokerage commissions. Distributions will be assumed to be re-invested in the account for performance calculation purposes. The Performance Fee rate will be adjusted every quarter end based on the performance differential at the end of that quarter.

         Under the performance fee formula, INTECH will receive a performance fee if the Growth Fund's performance either exceeds the S&P 500/BARRA Growth Index, or trails the S&P 500/BARRA Growth Index by no more than 1.00%. Because the performance fee is based on the performance of the Growth Fund relative to its benchmark Index, INTECH may receive a performance fee even if the Growth Fund's and the Index's total returns are negative.

         Prior to INTECH, Chicago Equity Partners was the money manager of the Growth Fund. The former money manager managed the Fund from March 16, 2000 until February 29, 2004. Chicago Equity earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This differs from the same fee structure that INTECH will earn once it has completed four complete calendar quarters.

-------------------------------------------------------------------------------
[graphic]              INVESTOR CLASS SHARES                February 27, 2004
-------------------------------------------------------------------------------

                                   SUPPLEMENT

                        TO THE APRIL 30, 2003 PROSPECTUS
-------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.                                                     [logo]
-------------------------------------------------------------------------------

On February 12, 2004, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Chicago Equity Partners ("Chicago Equity") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Enhanced Investments Technologies LLC ("INTECH") as the money manager of the Growth Fund, effective March 1, 2004. The appointment of INTECH will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and INTECH relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Chicago Equity. Specifically, duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to INTECH differ from those paid to Chicago Equity.

The Money Manager Agreement with Chicago Equity will remain in effect until close of business on February 27, 2004. Beginning March 1, 2004, INTECH will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. INTECH is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of INTECH as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 2, the following is added to the Summary - Principal Investment Strategies - Growth Fund following the Second full paragraph:

Effective March 1, 2004, Enhanced Investments Technologies LLC ("INTECH") will serve as the Fund's Money Manager. As the Fund's Money Manager, INTECH will seek to meet the Fund's investment objective by investing primarily in stocks from within the S&P 500/BARRA Growth Index. INTECH will attempt to exceed the performance of the S&P 500/BARRA Growth Index.

The Growth Fund pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from the universe of common stocks within its benchmark index. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Growth Fund's holdings. INTECH pursues its goal by identifying stocks with higher average volatility than the Growth Fund's benchmark index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

On pages 20-21, the Annual Fund Operating Expense table and the Expense Example are restated as follows for the Growth Fund:

                                              Growth

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees (4)                            0.65%
Distribution and Service (12b-1) Fee(5)        0.25%
Other Expenses(6)                              0.52%
                                               -----
Total Annual Fund Operating Expenses           1.42%
-----------------

(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.

(5) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds, a non-distribution related administrative services fee of up to 0.25% annually of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.

(6) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.


Expense Example: The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     One Year     Three Years    Five Years         10 Years


GROWTH               $145.00       $449.00        $777.00           $1,704.00

On page 31, the following is added to the Management, Organization and Capital Structure - Growth Fund following the fourth full paragraph in that section:

Effective March 1, 2004, INTECH will serve as the Fund's Money Manager.

Money Manager Enhanced Investments Technologies, LLC ("INTECH") 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410

No one person on the investment team is primarily responsible for implementing the investment strategies of the Growth Fund. The team of investment professionals at INTECH works together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires, and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

         INTECH earns a management fee calculated and paid quarterly that, for the first four complete calendar quarters of management by INTECH, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Growth Fund.

         INTECH earns a management fee calculated and paid quarterly. For the first four complete calendar quarters, INTECH receives a fund management fee at the annual rate of 0.20% applied to the average daily net assets of the Fund.

         Commencing with the fifth complete calendar quarter of management by INTECH, Accessor Funds will pay INTECH a "Performance Fee" based on the schedule below as applied to the average daily net assets of the Fund for the period for which the performance is being measured.

             Average Annualized
             Performance Differential                                 Annual
             vs. Benchmark Index                               Performance Fee
             -------------------------                        ----------------

            >=350 Basis Points                                47 Basis Points
            >= 250 basis points and
              < 350 basis points                              35 Basis Points
            >= 150 basis points and
              < 250 basis points                              25 Basis Points
            >=50 basis points and
               < 150 basis points                             15 Basis Points
            >= -100 basis points and
               < 50 basis points                              10 Basis Points
            < -100 basis points                                0 Basis Points

         From the fifth through the thirteenth complete calendar quarter of investment management, the Performance Fee will be paid based on the investment performance of the account for all complete calendar quarters, ending with the quarter just ended. From the fourteenth complete calendar quarter of investment management onwards, only the previous twelve complete calendar quarters will be used to calculate the performance differential, the Performance fee rate, and the average net assets to which those fees are applied.

         The Performance Fee rate will be based on the performance of the account less the performance of the S&P 500/BARRA Growth Index. The performance of the account will be growth in assets expressed as a percentage on a daily basis and linked together. The performance will add back shareholder redemptions and subtract shareholder purchases and will NOT include expenses beyond the control of the money manager including, but not limited to, custody fees, fund accounting fees and transfer agency fees, but WILL include expenses within the control of the money manager such as brokerage commissions. Distributions will be assumed to be re-invested in the account for performance calculation purposes. The Performance Fee rate will be adjusted every quarter end based on the performance differential at the end of that quarter.

         Under the performance fee formula, INTECH will receive a performance fee if the Growth Fund's performance either exceeds the S&P 500/BARRA Growth Index, or trails the S&P 500/BARRA Growth Index by no more than 1.00%. Because the performance fee is based on the performance of the Growth Fund relative to its benchmark Index, INTECH may receive a performance fee even if the Growth Fund's and the Index's total returns are negative.

         Prior to INTECH, Chicago Equity Partners was the money manager of the Growth Fund. The former money manager managed the Fund from March 16, 2000 until February 29, 2004. Chicago Equity earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This differs from the same fee structure that INTECH will earn once it has completed four complete calendar quarters.

-------------------------------------------------------------------------------
[graphic]              A CLASS AND C CLASS SHARES           February 27, 2004
-------------------------------------------------------------------------------

                                   SUPPLEMENT

                        TO THE SEPTEMBER 29, 2003 PROSPECTUS
-------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.                                                     [logo]
-------------------------------------------------------------------------------

On February 12, 2004, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Chicago Equity Partners ("Chicago Equity") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Enhanced Investments Technologies LLC ("INTECH") as the money manager of the Growth Fund, effective March 1, 2004. The appointment of INTECH will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and INTECH relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Chicago Equity. Specifically, duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to INTECH differ from those paid to Chicago Equity.

The Money Manager Agreement with Chicago Equity will remain in effect until close of business on February 27, 2004. Beginning March 1, 2004, INTECH will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. INTECH is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of INTECH as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 2, the following is added to the Summary - Principal Investment Strategies - Growth Fund following the Second full paragraph:

Effective March 1, 2004, Enhanced Investments Technologies LLC ("INTECH") will serve as the Fund's Money Manager. As the Fund's Money Manager, INTECH will seek to meet the Fund's investment objective by investing primarily in stocks from within the S&P 500/BARRA Growth Index. INTECH will attempt to exceed the performance of the S&P 500/BARRA Growth Index.

The Growth Fund pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from the universe of common stocks within its benchmark index. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Growth Fund's holdings. INTECH pursues its goal by identifying stocks with higher average volatility than the Growth Fund's benchmark index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

On page 14, the Annual Fund Operating Expense table and the Expense Example are restated as follows for the Growth Fund:

                                              Growth
                                             A CLASS       C CLASS
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees (7)                            0.65%        0.65%
Distribution and Service (12b-1) Fee           0.35%        1.00%
Other Expenses (8)                             0.27%        0.27%
                                               -----        -----
Total Annual Fund Operating Expenses           1.27%        1.92%
-----------------

(7) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.

(5) Other Expenses reflect estimate fees and expenses of the Fund based on Other Expenses of the Investor Class Shares for the past fiscal year; actual expenses may vary.


Expense Example: The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           One Year     Three Years  Five Years     10 Years


GROWTH   A Class Shares      $698.00     $953.00      $1,234.00      $2,029.00
         C Class Shares      $299.00     $600.00      $1,038.00      $2,252.00

You would  pay the  following  for C Class  Shares  if you did not  redeem  your shares.
                           One Year     Three Years  Five Years     10 Years


GROWTH   C Class Shares      $195.00     $600.00      $1,038.00      $2,252.00

While the C Class Shares do not have a front-end sales charges, their higher on-going annual expenses (due to higher 12b-1 fees) means that over time you could end up paying more for these shares than if you were to pay A Class Shares' sales charges up front.

On page 33, the following is added to the Management, Organization and Capital Structure - Growth Fund following the fourth full paragraph in that section:

Effective March 1, 2004, INTECH will serve as the Fund's Money Manager.

Money Manager Enhanced Investments Technologies, LLC ("INTECH") 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410

No one person on the investment team is primarily responsible for implementing the investment strategies of the Growth Fund. The team of investment professionals at INTECH works together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires, and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

         INTECH earns a management fee calculated and paid quarterly that, for the first four complete calendar quarters of management by INTECH, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Growth Fund.

         INTECH earns a management fee calculated and paid quarterly. For the first four complete calendar quarters, INTECH receives a fund management fee at the annual rate of 0.20% applied to the average daily net assets of the Fund.

         Commencing with the fifth complete calendar quarter of management by INTECH, Accessor Funds will pay INTECH a "Performance Fee" based on the schedule below as applied to the average daily net assets of the Fund for the period for which the performance is being measured.

             Average Annualized
             Performance Differential                                 Annual
             vs. Benchmark Index                               Performance Fee
             -------------------------                        ----------------

            >=350 Basis Points                                47 Basis Points
            >= 250 basis points and
              < 350 basis points                              35 Basis Points
            >= 150 basis points and
              < 250 basis points                              25 Basis Points
            >=50 basis points and
               < 150 basis points                             15 Basis Points
            >= -100 basis points and
               < 50 basis points                              10 Basis Points
            < -100 basis points                                0 Basis Points

         From the fifth through the thirteenth complete calendar quarter of investment management, the Performance Fee will be paid based on the investment performance of the account for all complete calendar quarters, ending with the quarter just ended. From the fourteenth complete calendar quarter of investment management onwards, only the previous twelve complete calendar quarters will be used to calculate the performance differential, the Performance fee rate, and the average net assets to which those fees are applied.

         The Performance Fee rate will be based on the performance of the account less the performance of the S&P 500/BARRA Growth Index. The performance of the account will be growth in assets expressed as a percentage on a daily basis and linked together. The performance will add back shareholder redemptions and subtract shareholder purchases and will NOT include expenses beyond the control of the money manager including, but not limited to, custody fees, fund accounting fees and transfer agency fees, but WILL include expenses within the control of the money manager such as brokerage commissions. Distributions will be assumed to be re-invested in the account for performance calculation purposes. The Performance Fee rate will be adjusted every quarter end based on the performance differential at the end of that quarter.

         Under the performance fee formula, INTECH will receive a performance fee if the Growth Fund's performance either exceeds the S&P 500/BARRA Growth Index, or trails the S&P 500/BARRA Growth Index by no more than 1.00%. Because the performance fee is based on the performance of the Growth Fund relative to its benchmark Index, INTECH may receive a performance fee even if the Growth Fund's and the Index's total returns are negative.

         Prior to INTECH, Chicago Equity Partners was the money manager of the Growth Fund. The former money manager managed the Fund from March 16, 2000 until February 29, 2004. Chicago Equity earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This differs from the same fee structure that INTECH will earn once it has completed four complete calendar quarters.

-------------------------------------------------------------------------------
[graphic]         ACCESSOR ALLOCATION FUNDS                  February 27, 2004
-------------------------------------------------------------------------------

                                  SUPPLEMENT TO
            ACCESSOR ALLOCATION FUNDS ADVISOR CLASS SHARES PROSPECTUS
                                       AND
           ACCESSOR ALLOCATION FUNDS INVESTOR CLASS SHARES PROSPECTUS
                            EACH DATED APRIL 30, 2003

-------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.                                                     [logo]
-------------------------------------------------------------------------------

On February 12, 2004, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Chicago Equity Partners ("Chicago Equity") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Enhanced Investments Technologies LLC ("INTECH") as the money manager of the Growth Fund, effective March 1, 2004. The appointment of INTECH will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and INTECH relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Chicago Equity. Specifically, duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to INTECH differ from those paid to Chicago Equity.

The Money Manager Agreement with Chicago Equity will remain in effect until close of business on February 27, 2004. Beginning March 1, 2004, INTECH will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. INTECH is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of INTECH as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 3, the following restates the paragraph Growth Fund following "What are the Principal Strategies in which the Underlying Funds invest":

The Growth Fund invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. Effective March 1, 2004, Enhanced Investments Technologies LLC ("INTECH") will replace Chicago Equity Partners as the Growth Fund's Money Manager. As the Growth Fund's Money Manager, INTECH will seek to meet the Fund's investment objective by investing primarily in stocks from within the S&P 500/BARRA Growth Index. INTECH will attempt to exceed the performance of the S&P 500/BARRA Growth Index. The Growth Fund pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from the universe of common stocks within its benchmark index. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Growth Fund's holdings. INTECH pursues its goal by identifying stocks with higher average volatility than the Growth Fund's benchmark index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

On page 20, the following replaced the paragraph "Growth Fund" in the section Description of Underlying Funds:

Seeks to achieve growth by investing in equity securities of companies that Enhanced Investments Technologies LLC ("INTECH"), the Fund's Money Manager believes have higher average volatility than the Growth Fund's benchmark index, the S&P 500/BARRA Index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index. INTECH replaced Chicago Equity Partners as the Money Manager of the Growth Fund on March 1, 2004.

-------------------------------------------------------------------------------
[graphic]         ACCESSOR ALLOCATION FUNDS                  February 27, 2004
-------------------------------------------------------------------------------

                                  SUPPLEMENT TO
                            ACCESSOR ALLOCATION FUNDS
                       A CLASS SHARES AND C CLASS SHARES
                      PROSPECTUS DATED SEPTEMBER 29, 2003

-------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.                                                     [logo]
-------------------------------------------------------------------------------

On February 12, 2004, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Chicago Equity Partners ("Chicago Equity") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Enhanced Investments Technologies LLC ("INTECH") as the money manager of the Growth Fund, effective March 1, 2004. The appointment of INTECH will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Fund's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and INTECH relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Chicago Equity. Specifically, duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The fees paid to INTECH differ from those paid to Chicago Equity.

The Money Manager Agreement with Chicago Equity will remain in effect until close of business on February 27, 2004. Beginning March 1, 2004, INTECH will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. INTECH is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of INTECH as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 3, the following restates the paragraph Growth Fund following "What are the Principal Strategies in which the Underlying Funds invest":

The Growth Fund invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. Effective March 1, 2004, Enhanced Investments Technologies LLC ("INTECH") will replace Chicago Equity Partners as the Growth Fund's Money Manager. As the Growth Fund's Money Manager, INTECH will seek to meet the Fund's investment objective by investing primarily in stocks from within the S&P 500/BARRA Growth Index. INTECH will attempt to exceed the performance of the S&P 500/BARRA Growth Index. The Growth Fund pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from the universe of common stocks within its benchmark index. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Growth Fund's holdings. INTECH pursues its goal by identifying stocks with higher average volatility than the Growth Fund's benchmark index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

On page 22, the following replaced the paragraph "Growth Fund" in the section Description of Underlying Funds:

Seeks to achieve growth by investing in equity securities of companies that Enhanced Investments Technologies LLC ("INTECH"), the Fund's Money Manager believes have higher average volatility than the Growth Fund's benchmark index, the S&P 500/BARRA Index and combining those stocks in a manner that INTECH believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark index by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. INTECH approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index. INTECH replaced Chicago Equity Partners as the Money Manager of the Growth Fund on March 1, 2004.